Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Institutional Class Shares Prospectus,

each dated February 27, 2015

Shareholders of the Thrivent Mutual Funds (the “Trust”) recently approved the changes described below.

1.	The following mergers of series of the Trust will take place after the close of business on August 28, 2015:

Target Fund		Acquiring Fund
Thrivent Partner Small Cap Growth Fund	into	Thrivent Small Cap Stock Fund
Thrivent Partner Small Cap Value Fund	into	Thrivent Small Cap Stock Fund
Thrivent Mid Cap Growth Fund	into	Thrivent Mid Cap Stock Fund
Thrivent Partner Mid Cap Value Fund	into	Thrivent Mid Cap Stock Fund
Thrivent Natural Resources Fund	into	Thrivent Large Cap Stock Fund

In connection with the mergers, each investment in a Target Fund will automatically be transferred into the corresponding Acquiring Fund listed above and the Target Funds will dissolve. Following the closing of each merger, the Target Funds will be deleted from the Trust’s prospectus.

2.	Effective September 1, 2015, the “Annual Fund Operating Expenses” and “Example” tables under “Summary Section – Fees and Expenses” for Thrivent Aggressive Allocation Fund will be deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Institutional Class
Management Fees	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.20%	0.05%
Acquired Fund (Underlying Fund) Fees and Expenses	0.50%	0.50%
Total Annual Fund Operating Expenses	1.69%	1.29%
Less Expense Reimbursement[1]	(0.44)%	(0.44)%
Net Annual Fund Operating Expenses	1.25%	0.85%

1 The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Fund as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Class A Shares	$670	$925	$1,199	$1,978
Institutional Class Shares	$87	$271	$471	$1,049

3.	Effective September 1, 2015, the “Annual Fund Operating Expenses” and “Example” tables under “Summary Section – Fees and Expenses” for Thrivent Moderately Aggressive Allocation Fund will be deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Institutional Class
Management Fees	0.68%	0.68%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.17%	0.05%
Acquired Fund (Underlying Fund) Fees and Expenses	0.45%	0.45%
Total Annual Fund Operating Expenses	1.55%	1.18%
Less Expense Reimbursement[1]	(0.39)%	(0.39)%
Net Annual Fund Operating Expenses	1.16%	0.79%

1 The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Fund as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Class A Shares	$662	$898	$1,153	$1,881
Institutional Class Shares	$81	$252	$439	$978

4.	Effective September 1, 2015, the “Annual Fund Operating Expenses” and “Example” tables under “Summary Section – Fees and Expenses” for Thrivent Moderate Allocation Fund will be deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Institutional Class
Management Fees	0.63%	0.63%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.14%	0.05%
Acquired Fund (Underlying Fund) Fees and Expenses	0.39%	0.39%
Total Annual Fund Operating Expenses	1.41%	1.07%
Less Expense Reimbursement[1]	(0.34)%	(0.34)%
Net Annual Fund Operating Expenses	1.07%	0.73%

1 The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Fund as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Class A Shares	$653	$872	$1,108	$1,784
Institutional Class Shares	$75	$233	$406	$906

5.	Effective September 1, 2015, the “Annual Fund Operating Expenses” and “Example” tables under “Summary Section – Fees and Expenses” for Thrivent Moderately Conservative Allocation Fund will be deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Institutional Class
Management Fees	0.59%	0.59%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.14%	0.06%
Acquired Fund (Underlying Fund) Fees and Expenses	0.28%	0.28%
Total Annual Fund Operating Expenses	1.26%	0.93%
Less Expense Reimbursement[1]	(0.24)%	(0.24)%
Net Annual Fund Operating Expenses	1.02%	0.69%

1 The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Fund as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Class A Shares	$648	$857	$1,082	$1,729
Institutional Class Shares	$70	$221	$384	$859

6.	The following individuals were elected to the Board of Trustees of the Trust: Janice B. Case, Richard L. Gady, Richard A. Hauser, Marc S. Joseph, Paul R. Laubscher, James A. Nussle, Douglas D. Sims, Constance L. Souders, Russell W. Swansen, and David S. Royal.

The date of this Supplement is August 20, 2015.

Please include this Supplement with your Prospectus.

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